Pay vs Performance Disclosure		12 Months Ended
	Sep. 01, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO1	Compensation actually paid to PEO1, 6	Average summary compensation table total for non-PEO named executive officers2	Average compensation actually paid to non-PEO named executive officers2, 6	Value of initial fixed $100 investment based on:		Net income (in millions)4	Adjusted ROE5
					Total shareholder return	Peer Group total shareholder return3
2023	$22,916,957	$19,239,627	$5,566,902	$5,873,734	$87	$97	$5,429	14.95%
2022	$16,157,514	$14,217,402	$5,859,631	$5,004,351	$83	$98	$5,825	15.9%
2021	$19,166,276	$21,662,399	$5,810,359	$7,353,727	$102	$124	$7,963	13.3%
2020	$16,752,753	$8,176,718	$4,747,969	$2,926,730	$82	$90	$4,959	13.0%

1.
Andrew Cecere served as our CEO for the entirety of 2023, 2022, 2021 and 2020.

2.
The other NEOs included in this calculation for each year are:

2023 — Terrance R. Dolan, John C. Stern, Gunjan Kedia, Shailesh M. Kotwal, Timothy A. Welsh, and Jeffry H. von Gillern
2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal
2020 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
As described in the “Compensation discussion and analysis” section above, the equity awards granted to Mr. Stern during 2023, prior to his becoming Chief Financial Officer on September 1, 2023, were 100% in the form of RSUs and reflect the structure of equity awards granted below the executive officer and Managing Committee level. For the other named executive officers, in 2023, 60% of the value of each executive officer’s long-term incentive award was granted in the form of PRSUs that will cliff vest (if earned) on the third anniversary of the grant date, following a three-year performance period, and 40% was granted in the form of RSUs that vest ratably over three years from the date of grant.
3.
For purposes of calculating the peer group total shareholder return (TSR), the KBW Bank Index (Peer Group TSR) was used pursuant to Item 201(e) of Regulation S-K and is reflected in our 2023 Annual Report to Shareholders. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

4.
Net income attributable to U.S. Bancorp as reported in the company’s consolidated financial statements included in our Annual Report on Form 10-K for the years ended December 31, 2020, 2021, 2022, and 2023.

5.
Adjusted ROE is a non-GAAP financial measure. As discussed on page 53-54 in the “Compensation discussion and analysis” section, adjusted ROE is calculated by adjusting the Company’s reported ROE results to exclude notable items that are unusual or related to acquisitions, such as merger-related charges, and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced.

6.
The dollar amounts reported in these columns represent the amounts of compensation actually paid to our PEO and average compensation actually paid to our other NEOs, as applicable. Compensation actually paid does not necessarily represent cash and/or equity value transferred to our PEO or any other NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. The additional table below sets forth each of the amounts required by applicable SEC rules to be deducted from and added to the amount of total compensation as reflected in the Summary compensation table, to calculate compensation actually paid. Equity award values are calculated in accordance with FASB ASC Topic 718 and PRSUs are earned based on specified performance-criteria. For purposes of calculating the fair value amounts for PRSUs in the table below, (i) total fair value as of year-end is based on the probable outcome of the PRSUs using data through year-end, and (ii) total fair value as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, which differ materially from those disclosed as of the grant date of such equity awards.

	2023		2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Summary Compensation Table Total	$22,916,957	$5,566,902	$16,157,514	$5,859,631	$19,166,276	$5,810,359	$16,752,753	$4,747,969
DEDUCT: Fair value of equity awards granted during covered fiscal year	$10,500,000	$3,216,667	$10,000,000	$3,487,500	$9,800,000	$3,150,000	$8,600,000	$2,737,500
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$10,723,536	$3,279,594	$8,583,138	$2,993,367	$11,133,144	$3,578,514	$7,657,828	$2,437,572
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$1,461,203	$400,287	$(1,957,237)	$(626,683)	$3,450,408	$1,092,513	$(3,074,011)	$(967,375)
ADD: Change in fair value of equity awards granted in prior years that vested in the covered fiscal year	$927,743	$246,488	$445,328	$140,413	$275,909	$91,432	$(569,734)	$(155,935)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0	$0	$0	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary Compensation Table	$7,210,212	$477,601	$0	$27,053	$3,583,061	$200,994	$4,945,337	$500,694
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$920,400	$74,731	$988,659	$152,176	$1,019,723	$131,903	$955,219	$102,693
Compensation Actually Paid	$19,239,627	$5,873,734	$14,217,402	$5,004,351	$21,662,399	$7,353,727	$8,176,718	$2,926,730

Named Executive Officers, Footnote
1.
Andrew Cecere served as our CEO for the entirety of 2023, 2022, 2021 and 2020.

2.
The other NEOs included in this calculation for each year are:

2023 — Terrance R. Dolan, John C. Stern, Gunjan Kedia, Shailesh M. Kotwal, Timothy A. Welsh, and Jeffry H. von Gillern
2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal
2020 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh

Peer Group Issuers, Footnote
3.
For purposes of calculating the peer group total shareholder return (TSR), the KBW Bank Index (Peer Group TSR) was used pursuant to Item 201(e) of Regulation S-K and is reflected in our 2023 Annual Report to Shareholders. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount		$ 22,916,957	$ 16,157,514	$ 19,166,276	$ 16,752,753
PEO Actually Paid Compensation Amount		$ 19,239,627	14,217,402	21,662,399	8,176,718
Adjustment To PEO Compensation, Footnote
	2023		2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Summary Compensation Table Total	$22,916,957	$5,566,902	$16,157,514	$5,859,631	$19,166,276	$5,810,359	$16,752,753	$4,747,969
DEDUCT: Fair value of equity awards granted during covered fiscal year	$10,500,000	$3,216,667	$10,000,000	$3,487,500	$9,800,000	$3,150,000	$8,600,000	$2,737,500
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$10,723,536	$3,279,594	$8,583,138	$2,993,367	$11,133,144	$3,578,514	$7,657,828	$2,437,572
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$1,461,203	$400,287	$(1,957,237)	$(626,683)	$3,450,408	$1,092,513	$(3,074,011)	$(967,375)
ADD: Change in fair value of equity awards granted in prior years that vested in the covered fiscal year	$927,743	$246,488	$445,328	$140,413	$275,909	$91,432	$(569,734)	$(155,935)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0	$0	$0	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary Compensation Table	$7,210,212	$477,601	$0	$27,053	$3,583,061	$200,994	$4,945,337	$500,694
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$920,400	$74,731	$988,659	$152,176	$1,019,723	$131,903	$955,219	$102,693
Compensation Actually Paid	$19,239,627	$5,873,734	$14,217,402	$5,004,351	$21,662,399	$7,353,727	$8,176,718	$2,926,730

Non-PEO NEO Average Total Compensation Amount		$ 5,566,902	5,859,631	5,810,359	4,747,969
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,873,734	5,004,351	7,353,727	2,926,730
Adjustment to Non-PEO NEO Compensation Footnote
	2023		2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Summary Compensation Table Total	$22,916,957	$5,566,902	$16,157,514	$5,859,631	$19,166,276	$5,810,359	$16,752,753	$4,747,969
DEDUCT: Fair value of equity awards granted during covered fiscal year	$10,500,000	$3,216,667	$10,000,000	$3,487,500	$9,800,000	$3,150,000	$8,600,000	$2,737,500
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$10,723,536	$3,279,594	$8,583,138	$2,993,367	$11,133,144	$3,578,514	$7,657,828	$2,437,572
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$1,461,203	$400,287	$(1,957,237)	$(626,683)	$3,450,408	$1,092,513	$(3,074,011)	$(967,375)
ADD: Change in fair value of equity awards granted in prior years that vested in the covered fiscal year	$927,743	$246,488	$445,328	$140,413	$275,909	$91,432	$(569,734)	$(155,935)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0	$0	$0	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary Compensation Table	$7,210,212	$477,601	$0	$27,053	$3,583,061	$200,994	$4,945,337	$500,694
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$920,400	$74,731	$988,659	$152,176	$1,019,723	$131,903	$955,219	$102,693
Compensation Actually Paid	$19,239,627	$5,873,734	$14,217,402	$5,004,351	$21,662,399	$7,353,727	$8,176,718	$2,926,730

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As discussed in the “Compensation discussion and analysis”, our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are as follows:
▶
Total Shareholder Return (TSR)

▶
Adjusted ROE*

▶
Adjusted EPS*

▶
Corporate Pretax Income

▶
Business Line Pretax Income

account for notable items that are unusual or related to acquisitions, including merger-related charges, and variation in our loan loss reserve in connection with our adoption of the CECL accounting standard in January 2020. Our adoption of CECL creates the potential for significant accounting volatility and uncertainty with respect to the loan loss reserve that is often dependent upon a number of judgmental factors and economic assumptions. In an effort to measure performance based on actual credit losses, the company excludes changes in the allowance driven by these factors and includes net charge-offs in the determination.

Total Shareholder Return Amount		$ 87	83	102	82
Peer Group Total Shareholder Return Amount		97	98	124	90
Net Income (Loss)		$ 5,429,000,000	$ 5,825,000,000	$ 7,963,000,000	$ 4,959,000,000
Company Selected Measure Amount		14.95	15.9	13.3	13
PEO Name		Andrew Cecere	Andrew Cecere	Andrew Cecere	Andrew Cecere
Measure:: 1
Pay vs Performance Disclosure
Name		Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted ROE
Non-GAAP Measure Description
5.
		Adjusted ROE is a non-GAAP financial measure. As discussed on page 53-54 in the “Compensation discussion and analysis” section, adjusted ROE is calculated by adjusting the Company’s reported ROE results to exclude notable items that are unusual or related to acquisitions, such as merger-related charges, and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name		Corporate Pretax Income
Measure:: 5
Pay vs Performance Disclosure
Name		Business Line Pretax Income
Mr. Stern [Member]
Pay vs Performance Disclosure
Percentage of Equity Awards Granted in the Form of Restricted Stock Units	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		3 years
Named Executive Officers Other Than Mr.Stern [Member]
Pay vs Performance Disclosure
Percentage of Equity Awards Granted in the Form of Restricted Stock Units		40.00%
Percentage of Equity Awards Granted in the Form of Performance-Based Restricted Stock Units		60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period		3 years
PEO | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (10,500,000)	$ (10,000,000)	$ (9,800,000)	$ (8,600,000)
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,723,536	8,583,138	11,133,144	7,657,828
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,461,203	(1,957,237)	3,450,408	(3,074,011)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		927,743	445,328	275,909	(569,734)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,210,212)	0	(3,583,061)	(4,945,337)
PEO | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		920,400	988,659	1,019,723	955,219
Non-PEO NEO | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,216,667)	(3,487,500)	(3,150,000)	(2,737,500)
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,279,594	2,993,367	3,578,514	2,437,572
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		400,287	(626,683)	1,092,513	(967,375)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		246,488	140,413	91,432	(155,935)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(477,601)	(27,053)	(200,994)	(500,694)
Non-PEO NEO | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 74,731	$ 152,176	$ 131,903	$ 102,693